CASH, CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS	CASH, CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS
Cash equivalents are considered by the Company to be highly liquid investments, such as short-term deposits with banks, whose maturities do not exceed three months at the time of deposit and that are not restricted. Such deposits bear interest at a negligible interest rate and the book value of these assets approximates their fair value. Available cash is held in bank accounts and overnight deposits.
The Company’s cash balances are predominantly denominated in USD, with the remainder denominated in COP, PEN, CRC, and MXN.
Cash and cash equivalents were as follows as of December 31, 2025, and 2024:

(in USD)	2025	2024
Bank accounts:
In COP	$5,314,227	$1,619,998
In CRC	60,877	10,464
In PEN	522,422	611,247
In MXN	2,067,614	—
In USD	19,358,328	26,585,638
Total	$27,323,468	$28,827,347
As of December 31, 2025 and 2024, cash disclosed in the consolidated statements of financial position and in the consolidated statements of cash flows included $6,627,085 and $5,163,059, respectively, that were held in partnership entities in which the ownership is shared with other private investors. These cash deposits were designated for the sole purpose of investing in development and operations of the properties held by the partnership entities and were therefore not available for general use by other entities within the Company.
In addition, the Company had long-term restricted cash equivalents related to additional guarantees for the Company’s debt and corporate credit cards. As disclosed in Note 16, certain debt agreements require the Company to maintain cash in a restricted bank account in order to comply with conditions over minimum debt service coverage. The funds can only be used for debt service repayments for the associated debt agreement. Certificates of Deposit have maturities ranging from 3 to 12 months and renew until the outstanding balance for the associated debt agreement is liquidated.
As of December 31, 2025, and 2024, the Company’s total restricted cash equivalents amounted to $6,703,299 (of which $105,000 was classified as short-term) and $5,835,117 (of which none was classified as short-term), respectively. Of the total restricted cash equivalents as of December 31, 2025, $6,598,299 was related to additional guarantees for debt, and $105,000 was related to guarantees for corporate credit cards. The classification of restricted cash equivalents as short-term or long-term aligns with the corresponding loan agreements’ classification on the consolidated statements of financial position, reflecting the terms of restriction.